Note 9 - Deposits	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
9.	DEPOSITS

Time deposits at
December 31, 2018,
mature
$140.9
million,
$73.4
million,
$41.9
million,
$25.6
million,
$19.1
million, and
$52,000
during
2019,
2020,
2021,
2022,
2023,
and thereafter, respectively.

The aggregate of all time deposit accounts of
$250,000
or more amounted to
$75.8
million and
$39.4
million at
December
31,
2018
and
2017,
respectively.